Other Income (Tables)	9 Months Ended
Sep. 30, 2022
Other Income [Abstract]
Other income

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Grant income	468	1,149	1,339	1,690
R&D expenditure credits	772	603	2,851	1,314
	1,240	1,752	4,190	3,004